Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 25,244	$ 26,189
Less: Accumulated depreciation	(16,967)	(15,399)
Total property, plant, and equipment	$ 8,277	$ 10,790